SUBSEQUENT EVENTS (Narrative) (Details) - 1 months ended Jan. 31, 2023 ₪ in Millions, $ in Millions	USD ($)	ILS (₪)
Subsequent Event [Member]
Subsequent Event [Line Items]
Amount paid to undistributed exempt income	$ 14.3	₪ 50.2